--------------------------------------------------------------------------------
T. Rowe Price
--------------------------------------------------------------------------------
TAX-FREE HIGH YIELD FUND
August 31, 1995
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Diversification
--------------------------------------------------------------------------------

                                                                      Percent of
                                                                      Net Assets
                                                                      ----------
Hospital Revenue                                                          25%
--------------------------------------------------------------------------------
Housing Finance Revenue                                                   12
--------------------------------------------------------------------------------
Industrial and Pollution
   Control Revenue                                                        11
--------------------------------------------------------------------------------
Nuclear Revenue                                                           10
--------------------------------------------------------------------------------
Ground Transportation Revenue                                              7
--------------------------------------------------------------------------------
Life Care/Nursing Home Revenue                                             7
--------------------------------------------------------------------------------
Solid Waste Revenue                                                        6
--------------------------------------------------------------------------------
General Obligation - Local                                                 4
--------------------------------------------------------------------------------
Dedicated Tax Revenue                                                      3
--------------------------------------------------------------------------------
Pre-refunded Bonds                                                         3
--------------------------------------------------------------------------------
Lease Revenue                                                              3
--------------------------------------------------------------------------------
General Obligation - State                                                 3
--------------------------------------------------------------------------------
Miscellaneous Revenue                                                      2
--------------------------------------------------------------------------------
Electric Revenue                                                           1
--------------------------------------------------------------------------------
Water and Sewer Revenue                                                    1
--------------------------------------------------------------------------------
Escrowed to Maturity                                                       1
--------------------------------------------------------------------------------
Educational Revenue                                                        1
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Statement of Net Assets
T. Rowe Price Tax-Free High Yield Fund/August 31, 1995 (Unaudited)
--------------------------------------------------------------------------------
(amounts in thousands)

                                                                                               Amount           Value
                                                                                             ---------        ---------
ALABAMA -- 3.5%
Baldwin County Eastern Shore Hosp. Auth., Thomas Hosp., 8.50%, 4/1/16.............           $   4,000        $   4,302
Courtland IDB, Solid Waste Disposal, Champion Int'l, 5.90%, 2/1/17................               8,000            7,680
Marshall County Health Care Auth., Guntersville - Arab Medical Center,
         7.00%, 10/1/13...........................................................               2,100            2,123
         10.25%, 10/1/13..........................................................               6,750            8,117
Mobile, Capital Improvement Warrants, GO, (MBIA Insured),
         Zero Coupon, 2/15/18.....................................................               1,030              242
         Zero Coupon, 8/15/18.....................................................               4,550            1,033
         Zero Coupon, 2/15/19.....................................................                 905              198
         Zero Coupon, 8/15/19.....................................................               4,675              988
         Zero Coupon, 2/15/20.....................................................                 770              157
         Zero Coupon, 8/15/20.....................................................               4,810              945
Mobile Airport Auth., 8.875%, 10/1/15*............................................               2,000            2,250
Mobile IDB, Solid Waste Disposal, Mobile Energy Services, 6.95%, 1/1/20...........               1,400            1,441
Shelby County, GO, 7.40%, 8/1/07..................................................               2,000            2,208
         7.70%, 8/1/17............................................................               1,000            1,115
-----------------------------------------------------------------------------------------------------------------------

TFH

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                               Amount           Value
                                                                                             ---------        ---------
ARIZONA -- 0.7%
Maricopa County, PCR, Arizona Public Service, VRDN (Currently 3.50%)..............           $   2,500        $   2,500
Scottsdale IDA, Westminster Village,
         10.00%, 6/1/07 (Pre-refunded 6/1/97+)....................................               1,235            1,389
         10.00%, 6/1/17 (Pre-refunded 6/1/97+)....................................                 750              844
Tempe IDA, Friendship Village of Tempe, 6.75%, 12/1/13............................               1,950            1,904
-----------------------------------------------------------------------------------------------------------------------
ARKANSAS -- 0.3%
Independence County, PCR, Mississippi Power and Light, 7.625%, 7/1/12.............               3,000            3,176
-----------------------------------------------------------------------------------------------------------------------
CALIFORNIA -- 7.5%
California HFFA, Daughters of Charity Health Systems
      (St. Francis Medical Center), 5.75%, 10/1/23................................               6,515            6,443
California Public Works Board, Univ. of California, 5.50%, 6/1/14.................               5,000            4,625
Foothill/Eastern Transportation Corridor Agency, California Toll Road,
         Zero Coupon, 1/1/15......................................................               2,500              651
         Zero Coupon, 1/1/17......................................................               7,265            1,629
         Zero Coupon, 1/1/19......................................................              10,000            1,950
         Zero Coupon, 1/1/26......................................................              20,000            2,374
         6.00%, 1/1/34............................................................               6,000            5,468
         5.00%, 1/1/35............................................................               4,000            3,123
Fresno Joint Powers Fin. Auth., 6.55%, 9/2/12.....................................               3,000            3,014
Inglewood Redev. Agency, Century Redev., 6.125%, 7/1/23...........................               3,440            3,183
Los Angeles County, Marina del Rey, COP, 6.50%, 7/1/08............................               3,250            3,250
Los Angeles County Metropolitan Trans. Auth., Sales Tax,
      (AMBAC Insured), 5.00%, 7/1/25..............................................               4,000            3,472
San Joaquin Hills Transportation Corridor Agency, Toll Road,
         Zero Coupon, 1/1/03......................................................               5,600            3,204
         Zero Coupon, 1/1/10......................................................              13,100            4,218
         Zero Coupon, 1/1/19......................................................              23,425            4,535
         Zero Coupon, 1/1/25......................................................              25,000            3,164
         Zero Coupon, 1/1/28......................................................              15,000            1,115
         7.00%, 1/1/30............................................................               2,850            2,918
         6.75%, 1/1/32............................................................               4,000            4,033
San Jose Redev. Agency, Tax Allocation, (MBIA Insured), 5.25%, 8/1/16.............               4,000            3,685
Southern California Public Power Auth., 6.00%, 7/1/12.............................               3,800            3,686
-----------------------------------------------------------------------------------------------------------------------
COLORADO -- 4.0%
Arapahoe County, Capital Improvement Public Highway,
         Zero Coupon, 8/31/09.....................................................              10,000            3,714
         Zero Coupon, 8/31/15.....................................................               7,500            1,737
         7.00%, 8/31/26...........................................................               5,500            5,624
Boulder County, Longmont United Hosp.,
         8.20%, 12/1/20 (Pre-refunded 12/1/00+)...................................               1,540            1,812
Boulder County IDR, Boulder Medical Center, 8.625%, 1/1/07*.......................                 820              869
         8.75%, 1/1/12*...........................................................               1,205            1,277
         8.875%, 1/1/17*..........................................................               1,190            1,252

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--------------------------------------------------------------------------------

                                                                                               Amount           Value
                                                                                             ---------        ---------
Colorado Housing Fin. Auth., 9.60%, 8/1/01*.......................................           $     650        $     688
         8.65%, 8/1/03............................................................                 915              955
         9.00%, 8/1/03............................................................                 895              930
         9.40%, 8/1/03*...........................................................                 760              794
         8.70%, 11/1/04*..........................................................               1,520            1,589
Denver City and County, Airport System, United Air Lines,
         6.875%, 10/1/32*.........................................................               8,000            8,050
   Sisters of Charity of Leavenworth Health Services, 5.00%, 12/1/23..............               4,000            3,399
El Paso County, School Dist. No. 20, GO, TAN, 6.35%, 12/15/06.....................               3,000            3,233
Westminster, Special Improvement Dist., 9.25%, 12/1/03............................               1,475            1,559
-----------------------------------------------------------------------------------------------------------------------
DELAWARE -- 1.3%
Delaware Economic Dev. Auth., Delmarva Power and Light,
      (FGIC Insured), 7.15%, 7/1/18...............................................               2,500            2,773
   Peninsula United Methodist Homes, 8.50%, 5/1/22................................               2,500            2,680
Delaware HFA, Beebe Medical Center, 6.75%, 6/1/14.................................               3,975            4,023
Wilmington Osteopathic Hosp. Assoc. of Delaware, Riverside Hosp.,
         10.20%, 10/1/18 (Pre-refunded 10/1/98+)..................................               2,000            2,368
-----------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.4%
Dist. of Columbia, American Geophysical Union, 5.875%, 9/1/23.....................               1,750            1,500
   American Univ., VRDN (Currently 3.60%).........................................               1,900            1,900
-----------------------------------------------------------------------------------------------------------------------
FLORIDA -- 3.5%
Brevard County Tourist Dev., Florida Marlins Spring Training Fac.,
         6.875%, 3/1/13...........................................................               1,520            1,569
Broward County Resource Recovery, Broward Waste Energy, L.P. North,
         7.95%, 12/1/08...........................................................               4,830            5,407
   Broward Waste Energy, L.P. South, 7.95%, 12/1/08...............................               4,910            5,497
Charlotte County, IDR, Beverly Enterprises, 10.00%, 6/1/11........................                 955            1,117
Collier County IDA, Beverly Enterprises, 10.75%, 3/1/03...........................                 865            1,014
Dade County, (MBIA Insured), Zero Coupon, 2/1/12..................................              14,715            5,620
Escambia, County IDR, Beverly Enterprises, 9.80%, 6/1/11..........................                 475              545
Hernando County, IDR, Beverly Enterprises, 10.00%, 9/1/95.........................                  45               45
         10.00%, 9/1/11...........................................................                 915            1,075
Jacksonville HFA, Baptist Medical Center, (MBIA Insured),
         VRDN (Currently 3.55%)...................................................                 400              400
   New Children's Hosp. at Baptist Medical Center,
         VRDN (Currently 3.60%)...................................................               2,300            2,300
Jacksonville, IDR, Beverly Enterprises, 9.75%, 10/1/95............................                  35               35
         9.75%, 10/1/11...........................................................                 930            1,048
Leon County, IDR, Beverly Enterprises, 9.80%, 6/1/11..............................                 475              541
Manatee County Housing Fin. Auth., Capital Appreciation,
         Zero Coupon, 10/1/15.....................................................               8,055              964

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                               Amount           Value
                                                                                             ---------        ---------
Orange County IDA, Beverly Enterprises, 9.25%, 8/1/10.............................           $     460        $     519
Santa Rosa County HFA, Gulf Breeze Hosp., 8.60%, 10/1/02..........................               1,000            1,108
St. John's County IDA, Vicar's Landing, 6.75%, 2/15/12............................               4,000            3,992
-----------------------------------------------------------------------------------------------------------------------
GEORGIA -- 2.3%
Fulco Hosp. Auth., Georgia Baptist Health Care System, 6.25%, 9/1/13..............               6,700            6,475
         6.375%, 9/1/22...........................................................               2,500            2,347
Putnam County Dev. Auth., PCR, Georgia Power, (FGIC Insured),
         7.25%, 7/1/21............................................................               3,000            3,144
Rockdale County Dev. Auth., Solid Waste Disposal, Visy Paper, Inc.,
         7.40%, 1/1/16*...........................................................               4,500            4,515
         7.50%, 1/1/26*...........................................................               4,400            4,523
-----------------------------------------------------------------------------------------------------------------------
IDAHO -- 0.6%
Gem County, PCR, Boise Cascade, Floating Rate,
         1/5/97 (Currently 5.775%)................................................                 333              333
Idaho Housing Agency, Single Family Mortgage, 7.80%, 1/1/23*......................               2,330            2,459
Idaho Student Loan Marketing Assoc., 6.70%, 10/1/07*..............................               2,500            2,538
-----------------------------------------------------------------------------------------------------------------------
ILLINOIS -- 6.1%
Aurora, Dreyer Medical Clinic, 8.75%, 7/1/14......................................               4,485            4,977
Chicago - O'Hare Int'l. Airport, American Airlines, 7.875%, 11/1/25*..............               2,500            2,670
Illinois Dev. Fin. Auth., Palos Community Hosp., VRDN (Currently 3.60%)...........               2,000            2,000
Illinois HFA, Community Hosp. of Ottawa, 6.85%, 8/15/24...........................               3,775            3,700
   Covenant Retirement Community, 7.60%, 12/1/12..................................               2,665            2,756
   Glen Oaks Medical Center, 9.50%, 11/15/15......................................               2,240            2,624
   Hinsdale Health System, 9.00%, 11/15/15........................................               4,855            5,559
   Holy Cross Hosp., 6.75%, 3/1/24................................................               4,000            3,892
   Memorial Hosp., 7.25%, 5/1/22..................................................               9,500            9,669
   Morris Hosp., 6.125%, 12/1/23..................................................               3,100            2,778
   Wabash General Hosp. Dist., 11.35%, 9/1/05 (Pre-refunded 9/1/95+)..............               1,770            1,820
Metropolitan Pier and Exposition Auth., McCormick Place,
      (FGIC Insured), Zero Coupon, 6/15/14........................................               5,400            1,730
Robbins Village, Resource Recovery, 9.25%, 10/15/14*..............................               9,000            9,882
Southwestern Illinois Dev. Auth., Anderson Hosp., 7.00%, 8/15/22..................               2,500            2,455
-----------------------------------------------------------------------------------------------------------------------
INDIANA -- 1.6%
Evansville Hosp. Auth., Daughters of Charity Health Systems
   (St. Mary's Medical Center), 10.125%, 11/1/15..................................               5,000            5,155
Hammond, Sewage and Solid Waste Disposal, American Maize Products,
         8.00%, 12/1/24*..........................................................               4,000            4,368
Indianapolis Airport Auth., United Air Lines, 6.50%, 11/15/31*....................               5,000            4,870
-----------------------------------------------------------------------------------------------------------------------
KENTUCKY -- 3.2%
Florence Housing Fac., Bluegrass RHF Housing, 9.50%, 7/1/17.......................               1,920            2,053
Jefferson County, Louisville Gas and Electric, 7.45%, 6/15/15.....................               4,250            4,669

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--------------------------------------------------------------------------------

                                                                                               Amount           Value
                                                                                             ---------        ---------
Jefferson County HFA, Beverly Enterprises, 9.75%, 8/1/07..........................           $     865        $     972
Kenton County Airport Board, Delta Airlines, 7.50%, 2/1/12*.......................               3,600            3,790
         7.50%, 2/1/20*...........................................................               5,250            5,527
         6.125%, 2/1/22*..........................................................               6,315            5,923
Kentucky Dev. Fin. Auth., Berea Hosp., 8.375%, 7/1/12.............................               2,780            2,884
   St. Claire Medical Center, 7.125%, 9/1/21 (Pre-refunded 9/1/01+)...............               3,600            4,090
-----------------------------------------------------------------------------------------------------------------------
LOUISIANA -- 3.7%
Lake Charles Harbor and Terminal Dist., Panhandle Eastern Corp.,
         7.75%, 8/15/22...........................................................               5,000            5,573
Louisiana Offshore Terminal Auth., LOOP, 7.60%, 9/1/10............................               8,500            9,377
Louisiana PFA, IDR, Beverly Enterprises, 8.25%, 9/1/08............................               1,425            1,521
   St. James Place of Baton Rouge, 10.00%, 11/1/21................................               4,500            5,082
Plaquemines Parish IDB, PCR, AMAX Inc., 7.25%, 10/1/09............................               1,280            1,283
Saint Charles Parish, Louisiana Power and Light, 8.00%, 12/1/14...................               6,865            7,598
West Feliciana Parish, PCR, Gulf States Utilities, 8.00%, 12/1/24.................               4,000            4,220
-----------------------------------------------------------------------------------------------------------------------
MAINE -- 0.5%
Maine HHEFA, Waterville Osteopathic Hosp., 9.875%, 7/1/13
      (Pre-refunded 7/1/97+)......................................................               4,280            4,851
-----------------------------------------------------------------------------------------------------------------------
MARYLAND -- 3.2%
Baltimore County, Spring Hill Apartments, (GNMA Guaranteed),
         VRDN (Currently 3.60%)...................................................               2,100            2,100
   Stella Maris, 7.50%, 3/1/21....................................................               1,000            1,047
Berlin, Atlantic General Hosp., 8.375%, 6/1/22....................................               1,960            2,094
Gaithersburg, Asbury Methodist Home,
         7.85%, 1/1/20 (Pre-refunded 1/1/00+).....................................               2,000            2,285
Maryland CDA, Single Family, 7.25%, 4/1/19........................................               2,500            2,640
         Zero Coupon, 4/1/29*.....................................................              25,695            1,734
Maryland HHEFA, Doctor's Community Hosp., 5.50%, 7/1/24...........................               3,200            2,582
   Pooled Loan Program, VRDN (Currently 3.60%)....................................               1,100            1,100
   Union Hosp. of Cecil County, 6.70%, 7/1/22.....................................               2,725            2,642
Maryland Ind. Dev. Fin. Auth., Associated Catholic Charities,
         9.00%, 1/1/10............................................................               1,650            1,834
   Economic Dev., American Association of Blood Banks,
         7.25%, 8/1/13............................................................               2,700            2,782
   Economic Dev., Georgetown Bakery Management Corp. Fac.,
         9.25%, 9/1/95*...........................................................                 100              100
         9.25%, 9/1/04*...........................................................               1,475            1,599
Maryland-National Capital Park and Planning Commission,
   Little Bennett Golf Fac., 8.25%, 10/1/11.......................................               2,355            2,572
Montgomery County Housing Opportunities Commission, Multifamily,
   Strathmore Court at White Flint, 8.75%, 7/1/27.................................               2,000            2,062
   Single Family, 7.50%, 7/1/17...................................................                 685              728
-----------------------------------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                                                                                               Amount           Value
                                                                                             ---------        ---------
MASSACHUSETTS -- 3.1%
Massachusetts, GO, 7.50%, 6/1/04..................................................           $   2,750        $   3,243
Massachusetts Bay Transportation Auth., General Transportation
   System, GO, 7.00%, 3/1/19......................................................               2,500            2,856
         7.00%, 3/1/21............................................................               2,000            2,288
Massachusetts HEFA, New England Deaconess Hosp., 7.20%, 4/1/22....................               3,535            3,724
Massachusetts Housing Fin. Agency, Capital Asset Pool, (MBIA Insured),
         6.375%, 4/1/21...........................................................               2,000            2,000
   Single Family, 6.35%, 6/1/17...................................................               5,750            5,820
Massachusetts Ind. Fin. Agency, Nevins Home, 7.875%, 7/1/23.......................               5,460            5,536
   New England Memorial Hosp., 8.875%, 7/1/13 (Pre-refunded 7/1/98+)..............               2,730            3,080
-----------------------------------------------------------------------------------------------------------------------
MICHIGAN -- 3.2%
Dickinson County, Economic Dev., Champion Int'l,
         Floating Rate, 10/1/18 (Currently 5.85%).................................               4,000            3,792
Meridian Economic Dev. Corp., Burcham Hills Retirement Center III,
         9.625%, 7/1/19...........................................................               2,825            3,075
Michigan, Dow Chemical, VRDN (Currently 3.45%)....................................               2,820            2,820
Michigan HDA, 6.50%, 12/1/17......................................................               4,000            4,099
         7.75%, 12/1/19*..........................................................               1,175            1,251
Michigan Hosp. Fin. Auth., Bay Medical Center, 8.25%, 7/1/12......................               2,000            2,136
   Daughters of Charity Health Systems (St. Mary's Hosp.),
         10.00%, 11/1/15..........................................................               1,480            1,526
   Saratoga Community Hosp., 8.75%, 6/1/10........................................               2,700            2,842
   Sisters of Mercy Health Corp., 7.50%, 2/15/18..................................               1,650            1,889
Michigan State Hosp. Fin. Auth., Pontiac Osteopathic Hosp.,
         6.00%, 2/1/24............................................................               3,475            3,033
Monroe County, PCR, Detroit Edison, 10.125%, 9/1/95...............................                 920              943
Univ. of Michigan Hosp., VRDN (Currently 3.45%)...................................               2,400            2,400
-----------------------------------------------------------------------------------------------------------------------
MINNESOTA -- 0.3%
Minnesota Housing Fin. Agency, Single Family Mortgage, 6.70%, 1/1/18..............               2,000            2,089
         9.00%, 8/1/18*...........................................................               1,000            1,073
-----------------------------------------------------------------------------------------------------------------------
MISSISSIPPI -- 2.2%
Adams County, Jefferson Davis Memorial Hosp., 8.00%, 10/1/16......................               3,805            4,049
Claiborne County, PCR, Systems Energy Resources, 9.50%, 12/1/13...................               2,000            2,322
         9.875%, 12/1/14..........................................................               6,100            7,155
         7.30%, 5/1/25............................................................               1,100            1,131
Mississippi Home Corp., Single Family Mortgage, (FGIC Insured),
         9.25%, 3/1/12............................................................                 310              338
Mississippi Hosp. Equipment and Fac. Auth., Magnolia Hosp.,
         7.375%, 10/1/21..........................................................               3,000            2,927
   Rush Memorial Foundation, 8.75%, 1/1/16........................................               2,000            2,195
-----------------------------------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                                                                                               Amount           Value
                                                                                             ---------        ---------
MISSOURI -- 2.4%
Hannibal IDA, Hannibal Medical Center, 9.50%, 3/1/22..............................           $   4,000        $   4,803
Joplin IDA, Tri-State Osteopathic Hosp. Assoc., 8.25%, 12/15/14...................               1,205            1,232
Lees Summit IDA, John Knox Village, 7.125%, 8/15/12...............................               1,500            1,578
Missouri HEFA, Bethesda Health Group, 7.50%, 8/15/12..............................               1,250            1,292
   SSM Health Care, (MBIA Insured), VRDN (Currently 3.50%)........................               5,000            5,000
   Still Regional Medical Center, 7.70%, 2/1/13...................................               4,250            4,445
Ray County, Ray County Memorial Hosp., 9.625%, 11/15/13...........................               3,200            3,624
-----------------------------------------------------------------------------------------------------------------------
MONTANA -- 1.5%
Montana Board of Housing, (FHA Guaranteed), 9.20%, 10/1/01*.......................                 580              603
         8.50%, 10/1/02...........................................................                 745              778
         8.525%, 10/1/02..........................................................                 715              743
         8.95%, 10/1/02*..........................................................                 770              806
         8.40%, 10/1/03*..........................................................                 820              852
         7.85%, 10/1/04...........................................................                 830              877
Montana Board of Investments, Yellowstone Energy Limited Partnership,
         7.00%, 12/31/19*.........................................................               9,500            9,124
-----------------------------------------------------------------------------------------------------------------------
NEBRASKA -- 0.9%
Douglas County Hosp. Auth., Immanuel Medical Center,
      (AMBAC Insured), 7.00%, 9/1/21..............................................               5,500            6,023
Nebraska Investment Fin. Auth., Single Family Mortgage,
      (GNMA Guaranteed), Residual Interest Bond/Inverse Floater,
         3/15/22 (Currently 10.963%)*.............................................                 800              889
   Residual Interest Bond/Inverse Floater, 9/10/30 (Currently 11.253%)*...........               1,600            1,800
-----------------------------------------------------------------------------------------------------------------------
NEVADA -- 2.2%
Clark County IDR, Southwest Gas, 7.30%, 9/1/27....................................               3,000            3,176
         7.50%, 9/1/32*...........................................................               5,000            5,291
Clark County School Dist., Limited Tax School Improvement, GO,
      (MBIA Insured), 5.50%, 6/15/16..............................................              10,000            9,398
Nevada Housing Division, Sub Lien, 9.375%, 10/1/00*...............................                 425              444
         9.35%, 10/1/02...........................................................                 460              474
         9.65%, 10/1/02*..........................................................                 685              726
         9.45%, 10/1/03*..........................................................                 715              749
-----------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE -- 0.4%
New Hampshire HHEFA, Catholic Medical Center, 8.25%, 7/1/13.......................               2,000            2,153
New Hampshire Housing Fin. Auth., 8.625%, 7/1/13*.................................               1,885            1,986
-----------------------------------------------------------------------------------------------------------------------
NEW JERSEY -- 2.4%
New Jersey Economic Dev. Auth., Holt Hauling and Warehouse System,
         10.25%, 9/15/14..........................................................                 500              545
         9.75%, 12/15/16*.........................................................               1,000            1,095
   Keswick Pines, 8.75%, 1/1/24...................................................               6,000            6,234

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--------------------------------------------------------------------------------

                                                                                               Amount           Value
                                                                                             ---------        ---------
New Jersey HFFA, Raritan Bay Medical Center, 7.25%, 7/1/27........................           $   5,000        $   4,987
New Jersey Sports and Exposition Auth., Monmouth Park, 8.00%, 1/1/25..............               5,250            5,724
New Jersey Turnpike Auth., 6.50%, 1/1/16..........................................               3,755            4,047
-----------------------------------------------------------------------------------------------------------------------
NEW YORK -- 6.4%
Babylon IDA, Babylon Community Waste Management, 7.875%, 7/1/06
      (Pre-refunded 7/1/99+)......................................................               1,000            1,141
   Babylon Recycling Center, 8.875%, 3/1/11*++....................................               1,895              853
   Ogden Martin Systems, 8.50%, 1/1/19............................................               1,015            1,143
Dormitory Auth. of the State of New York, City Univ., 6.00%, 7/1/14...............               2,730            2,708
   New York City Court Fac., 5.50%, 5/15/23.......................................               3,000            2,701
   State Univ. Ed. Fac., 5.875%, 5/15/17..........................................               3,000            2,909
         5.00%, 5/15/18...........................................................               2,000            1,686
         5.25%, 5/15/19...........................................................               5,000            4,431
Metropolitan Transportation Auth., Contract Transit Fac., 7.125%, 7/1/09..........               4,000            4,323
New York City, GO, 6.00%, 8/1/06..................................................               2,000            1,992
         6.20%, 8/1/07............................................................               5,000            5,027
         7.625%, 2/1/15...........................................................               3,000            3,266
         7.75%, 8/15/15...........................................................               2,500            2,735
      (FGIC Insured), VRDN (Currently 3.60%)......................................                 300              300
New York City Municipal Water Fin. Auth., Water and Sewer,
         5.50%, 6/15/23...........................................................               5,000            4,594
New York State Energy Research and Dev. Auth., Electric Fac.,
   Long Island Lighting, 7.15%, 6/1/20*...........................................               8,000            8,092
         6.90%, 8/1/22*...........................................................               1,500            1,502
New York State Mortgage Agency, Capital Appreciation Home Ownership,
         Zero Coupon, 4/1/20......................................................              11,800            1,727
   Homeowner Mortgage, 6.45%, 10/1/17.............................................               2,400            2,450
         7.50%, 4/1/26*...........................................................               3,000            3,201
New York State Urban Dev. Corp., Correctional Capital Fac.,
         Zero Coupon, 1/1/08......................................................               5,000            2,417
-----------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA -- 0.4%
North Carolina Medical Care Commission, Stanley Memorial Hosp.,
         7.80%, 10/1/19...........................................................               1,000            1,056
   Valdese General Hosp., 8.75%, 10/1/16..........................................               2,110            2,277
-----------------------------------------------------------------------------------------------------------------------
OHIO -- 4.5%
Cambridge, Guernsey Memorial Hosp., 8.00%, 12/1/11................................               1,500            1,597
Cleveland Parking Fac., 8.10%, 9/15/22............................................              12,000           12,725
Franklin County Hosp., Holy Cross Health Systems,
         VRDN (Currently 3.50%)...................................................               4,300            4,300
Marion County Health Care Fac., United Church Homes, 8.875%, 12/1/12
      (Pre-refunded 12/1/99+).....................................................               3,225            3,844
Middleburg Heights, Southwest General Hosp., 7.20%, 8/15/19.......................               2,000            2,132
Ohio Air Quality Dev. Auth., PCR, Toledo Edison, 8.00%, 5/15/19...................               2,750            2,874

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                               Amount           Value
                                                                                             ---------        ---------
Ohio Housing Fin. Agency, Single Family Mortgage, (GNMA Guaranteed),
      Residual Interest Bond/Inverse Floater, 3/31/31 (Currently 9.573%)*.........           $     740        $     782
Ohio Water Dev. Auth., PCR, Cleveland Electric Illuminating,
         9.75%, 11/1/22*..........................................................               2,000            2,142
         7.70%, 8/1/25............................................................               2,800            2,877
   Toledo Edison, 7.55%, 6/1/23...................................................               4,500            4,601
         8.00%, 10/1/23...........................................................               3,700            3,880
-----------------------------------------------------------------------------------------------------------------------
OKLAHOMA -- 3.2%
Jackson County Memorial Hosp. Auth., 7.30%, 8/1/15................................               4,300            4,238
LeFlore County Hosp. Auth., Eastern Oklahoma Medical Center,
         9.40%, 5/1/06............................................................               2,000            2,215
Oklahoma County IDA, Epworth Villa, 10.25%, 4/1/19................................               2,970            3,323
Oklahoma Dev. Fin. Auth., Solid Waste Disposal Fac.
   (Midway Environmental Management), 9.50%, 9/1/95*..............................                 125              125
         9.50%, 9/1/99*...........................................................                 520              525
         9.50%, 9/1/15*...........................................................               3,105            3,105
Tulsa Municipal Airport, American Airlines, 9.375%, 6/1/04........................               3,000            3,100
         7.375%, 12/1/20*.........................................................               2,000            2,085
         7.60%, 12/1/30*..........................................................               5,240            5,545
Washington County Medical Auth., Jane Phillips Episcopal Hosp.,
         8.50%, 11/1/10...........................................................               5,200            5,671
-----------------------------------------------------------------------------------------------------------------------
OREGON -- 0.2%
Western Generation Agency, Wauna Cogeneration, 7.25%, 1/1/09*.....................               2,000            2,087
-----------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA -- 4.3%
Allegheny County Hosp. Dev. Auth., Health and Ed. Rehabilitation
   Institute of Pittsburgh, 7.00%, 6/1/22.........................................               2,000            2,004
Beaver County IDA, PCR, Cleveland Electric Illuminating, 7.625%, 5/1/25...........               3,400            3,472
   Toledo Edison, 12.25%, 9/15/15.................................................               1,000            1,023
         7.75%, 5/1/20............................................................               2,000            2,063
Berks County IDA, Lutheran Home at Topton, 6.875%, 1/1/23.........................               5,000            4,864
Blair County Hosp. Auth., Mercy Hosp., 8.125%, 2/1/14.............................               2,700            2,836
Butler County IDA, Herr-Voss, 8.60%, 11/1/99*.....................................                 600              622
Clarion IDA Health Fac., Beverly Enterprises, 10.125%, 5/1/07.....................                 865              995
Greene County IDA, Greene Health Care Assoc., Beverly Enterprises,
         6.875%, 3/1/13...........................................................               2,430            2,435
Montgomery County Higher Ed. and Health Auth., Brittany Pointe,
         8.50%, 1/1/22............................................................               2,500            2,658
   Redeemer Long Term Care and Elder Services, 8.20%, 6/1/06......................                 880              926
         8.00%, 6/1/22............................................................               5,755            5,925
Pennsylvania Higher Ed. Fac. Auth., Medical College of Pennsylvania
         8.375%, 3/1/11...........................................................               2,200            2,383
Pennsylvania Housing Fac. Auth., Residual Interest Bond/Inverse Floater,
         10/31/23 (Currently 9.817%)*.............................................               1,500            1,599
Schuylkill County IDA, Schuylkill Energy Resources, Inc., 6.50%, 1/1/10*..........               6,500            6,553
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                               Amount           Value
                                                                                             ---------        ---------
PUERTO RICO -- 1.6%
Puerto Rico Aqueduct and Sewer Auth., GO, 7.90%, 7/1/07...........................           $   2,500        $   2,787
Puerto Rico Commonwealth, 5.50%, 7/1/15...........................................               3,000            2,820
      GO, (MBIA Insured), 5.375%, 7/1/22..........................................               2,300            2,150
Puerto Rico Commonwealth Highway and Transportation Auth.,
         5.50%, 7/1/15............................................................               3,000            2,820
Puerto Rico Infrastructure Fin. Auth., 7.50%, 7/1/09..............................               2,365            2,597
Univ. of Puerto Rico, (MBIA Insured), 5.25%, 6/1/25...............................               2,000            1,829
-----------------------------------------------------------------------------------------------------------------------
RHODE ISLAND -- 1.4%
Rhode Island Health and Ed. Building Corp., Rhode Island Hosp.,
      (FGIC Insured), Residual Interest Bond/Inverse Floater, 4/1/24
      (Currently 9.911%)..........................................................               1,000            1,113
Rhode Island Housing and Mortgage Fin. Corp., 8.05%, 4/1/22*......................               5,000            5,358
      Residual Interest Bond/Inverse Floater, 8/15/21
      (Currently 9.614%)*.........................................................               1,000            1,063
   Homeownership Opportunity, 6.70%, 10/1/14......................................               5,000            5,221
-----------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA -- 0.8%
South Dakota Building Auth., 7.50%, 12/1/16.......................................               4,400            4,613
South Dakota HDA, Homeownership Mortgage, 6.65%, 5/1/14...........................               2,500            2,601
-----------------------------------------------------------------------------------------------------------------------
TENNESSEE -- 1.1%
Chattanooga and Hamilton County Hosp. Auth., Erlanger Medical Center,
         VRDN (Currently 3.50%)...................................................               5,900            5,900
Tennessee Housing Dev. Agency, 7.625%, 7/1/22*....................................               1,900            2,019
         5.95%, 7/1/28............................................................               2,500            2,409
-----------------------------------------------------------------------------------------------------------------------
TEXAS -- 7.0%
Bell County Health Fac. Dev. Corp., King's Daughter Hosp., 9.25%, 7/1/08..........               3,305            3,742
Brazos River Auth., Houston Lighting and Power, (MBIA Insured),
         6.375%, 4/1/12...........................................................              10,000           10,387
Denison Hosp. Auth., Texoma Medical Center, 7.10%, 8/15/24........................               3,650            3,675
Gainesville IDC, Valenite, 8.90%, 5/15/11*........................................               3,270            3,567
Gulf Coast Waste Disposal Auth., Houston Lighting and Power,
         Floating Rate , 6/1/98 (Currently 5.40%).................................               5,000            5,005
Harris County, Toll Road, (MBIA Insured), 6.375%, 8/15/24.........................               2,500            2,570
      GO, VRDN (Currently 3.50%)..................................................               3,000            3,000
Harris County Health Fac. Dev. Corp., Memorial Hosp., 7.125%, 6/1/15..............               5,000            5,274
   Methodist Hosp., VRDN (Currently 3.40%)........................................               2,200            2,200
   Texas Medical Center, (MBIA Insured), 7.375%, 5/15/20..........................               2,350            2,581
Houston Independent School Dist., Capital Appreciation, GO,
         Zero Coupon, 8/15/12.....................................................               1,900              697
Matagorda County Navigation Dist., PCR, Central Power and Light,
         7.50%, 12/15/14..........................................................               2,000            2,212

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                               Amount           Value
                                                                                             ---------        ---------
Paris Health Fac. Dev. Corp., McCuistion Regional Medical Center,
         7.60%, 2/1/12............................................................           $   4,500        $   4,736
San Antonio Electric and Gas, (FGIC Insured), Zero Coupon, 2/1/10.................               5,000            2,170
Texas, Veterans Housing Assistance, GO, 6.25%, 12/1/15............................               3,940            4,016
Tomball Hosp. Auth., Tomball Regional Hosp., 6.10%, 7/1/08........................               5,000            4,934
Weslaco Health Fac. Dev. Corp., Knapp Medical Center, 10.375%, 6/1/16
      (Pre-refunded 6/1/98+)......................................................               3,500            4,093
-----------------------------------------------------------------------------------------------------------------------
UTAH -- 1.6%
Davis County, Solid Waste Management and Energy Recovery
   Special Service Dist., 6.125%, 6/15/09.........................................               6,000            5,780
Intermountain Power Agency, 5.25%, 7/1/14.........................................               1,000              919
Utah Housing Fin. Agency, 7.75%, 7/1/05...........................................                 960            1,025
   Sub Lien, 9.875%, 1/1/99*......................................................                 135              145
         10.50%, 1/1/99*..........................................................                 130              138
         10.625%, 7/1/99*.........................................................                 120              128
         9.30%, 7/1/00*...........................................................                 120              125
         8.70%, 7/1/01............................................................                 285              294
         9.25%, 7/1/01............................................................                 385              405
         9.60%, 7/1/02*...........................................................                  85               88
         9.75%, 7/1/02............................................................                 140              144
         9.85%, 7/1/02*...........................................................                 295              304
         8.55%, 7/1/04............................................................                 410              425
         8.65%, 7/1/04............................................................                 745              771
         6.25%, 7/1/05............................................................                 760              807
         7.50%, 7/1/05............................................................                 970            1,032
         7.60%, 7/1/05............................................................                 970            1,034
         8.40%, 7/1/08*...........................................................                 260              274
         9.00%, 1/1/19*...........................................................                 690              739
         7.75%, 1/1/23*...........................................................                 530              565
-----------------------------------------------------------------------------------------------------------------------
VERMONT -- 0.2%
Vermont Ed. and Health Buildings Fin. Agency, Medical Center
   Hosp. of Vermont, (FGIC Insured), 7.45%, 9/1/23................................               1,400            1,458
-----------------------------------------------------------------------------------------------------------------------
VIRGINIA -- 2.0%
Henrico County IDA, Bon Secours Health System (Maryview Hosp.),
         7.50%, 9/1/11............................................................               1,825            2,092
Norfolk Port and Ind. Auth., Henson Aviation, 9.625%, 8/1/12*.....................                 920            1,040
Roanoke IDA, Roanoke Memorial Hosp., Carilion Health System,
         VRDN (Currently 3.50%)...................................................               6,400            6,400
Virginia HDA, 7.10%, 1/1/22.......................................................               4,000            4,189
         7.10%, 1/1/25............................................................               5,000            5,243
         Zero Coupon, 7/1/29*.....................................................                 870               65
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                           Amount           Value
                                                                                         ---------        ---------
WASHINGTON -- 1.3%
Washington, GO, 5.70%, 10/1/15....................................................       $   7,500        $   7,333
Washington Public Power Supply System, 7.25%, 7/1/09..............................           1,000            1,116
         6.30%, 7/1/12............................................................           2,000            2,027
         Zero Coupon, 7/1/14......................................................           6,400            1,954
-------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA -- 0.2%
West Virginia Hosp. Fin. Auth., West Virginia Univ. Hosp., (MBIA Insured),
      Residual Interest Bond/Inverse Floater, 1/1/18 (Currently 8.98%)............           2,000            2,009
-------------------------------------------------------------------------------------------------------------------
WISCONSIN -- 1.1%
Wisconsin HFA, Villa Clement, 8.75%, 6/1/12.......................................           1,500            1,520
Wisconsin Housing and Economic Dev. Auth., 7.75%, 9/1/17..........................           4,460            4,787
         8.00%, 3/1/21*...........................................................           3,475            3,630
-------------------------------------------------------------------------------------------------------------------
WYOMING -- 2.0%
Lincoln County, PCR, Pacificorp, (AMBAC Insured),
         VRDN (Currently 3.40%)...................................................           1,000            1,000
Sweetwater County, Solid Waste Disposal, FMC Corp., (AMBAC Insured),
         6.90%, 9/1/24*...........................................................           5,000            5,100
Wyoming CDA., Single Family Mortgage,6.70%, 6/1/17................................           3,500            3,641
         6.00%, 6/1/23............................................................           9,000            8,716
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 100.3% OF NET ASSETS
(COST  $888,979)..................................................................                          932,840
-------------------------------------------------------------------------------------------------------------------


FUTURES CONTRACTS
                                                                   Contract     Unrealized
                                                     Expiration      Value      Gain (Loss)
                                                     ----------    --------     -----------
Short, 100 U.S. Treasury thirty-year
   contracts, $700,000 of Municipal Bonds
   pledged as initial margin........................   12/95     $ (11,275)     $      (66)
Net payments (receipts) of variation margin to date...................                   6
Variation margin receivable (payable) on open future contracts........                                          (60)
OTHER ASSETS LESS LIABILITIES.........................................                                       (2,549)
                                                                                                          ---------
NET ASSETS CONSIST OF:                                                             Value
                                                                                ----------
Accumulated net investment income - net of distributions..............          $       47
Accumulated net realized gain/loss - net of distributions.............             (14,145)
Net unrealized gain (loss)............................................              43,795
Paid-in-capital applicable to 78,361,596 of $0.01 par
   value capital stock outstanding; 1,000,000,000 shares authorized...             900,534
                                                                                ----------
NET ASSETS............................................................                                    $ 930,231
                                                                                                          =========
NET ASSET VALUE PER SHARE.............................................                                       $11.87
                                                                                                             ======
-------------------------------------------------------------------------------------------------------------------

    *  -  Interest subject to alternative minimum tax
    +  -  Used in determining portfolio maturity
   ++  -  Non-income producing
AMBAC  -  AMBAC Indemnity Corp.
  CDA  -  Community Development Administration
  COP  -  Certificates of Participation
 FGIC  -  Financial Guaranty Insurance Company
  FHA  -  Federal Housing Authority
 GNMA  -  Government National Mortgage Association
   GO  -  General Obligation
  HDA  -  Housing Development Authority
 HEFA  -  Health and Educational Facility Authority
  HFA  -  Health Facility Authority
 HFFA  -  Health Facility Financing Authority
HHEFA  -  Health and Higher Educational Facility Authority
  IDA  -  Industrial Development Authority
  IDB  -  Industrial Development Bond
  IDC  -  Industrial Development Corporation
  IDR  -  Industrial Development Revenue
 MBIA  -  Municipal Bond Investors Assurance Corp.
  PCR  -  Pollution Control Revenue
  PFA  -  Public Finance Authority
  TAN  -  Tax Anticipation Note
 VRDN  -  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
T. Rowe Price Tax-Free High Yield Fund/Six Months Ended August 31, 1995 (Unaudited)
(in thousands)

INVESTMENT INCOME
   Interest income...........................................      $   31,474
                                                                   ----------
Expenses
   Investment management.....................................           2,906
   Shareholder servicing.....................................             299
   Custody and accounting....................................             119
   Legal and audit...........................................              23
   Prospectus and shareholder reports........................              18
   Registration..............................................              15
   Directors.................................................               8
   Miscellaneous.............................................              15
                                                                   ----------
   Total expenses............................................           3,403
                                                                   ----------
Net investment income........................................          28,071
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Securities................................................           2,672
   Futures...................................................              11
                                                                   ----------
   Net realized gain (loss)..................................           2,683
                                                                   ----------
Change in net unrealized gain or loss on:
   Securities................................................          16,583
   Futures...................................................             (66)
                                                                   ----------
   Change in net unrealized gain or loss.....................          16,517
                                                                   ----------
Net realized and unrealized gain (loss)......................          19,200
                                                                   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS............      $   47,271
                                                                   ==========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
T. Rowe Price Tax-Free High Yield Fund (Unaudited)
(in thousands)

                                                                                     Six Months Ended        Year Ended
                                                                                      Aug. 31, 1995        Feb. 28, 1995
                                                                                     ----------------      -------------
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
   Net investment income....................................................            $   28,071          $   54,310
   Net realized gain (loss).................................................                 2,683             (16,226)
   Change in net unrealized gain or loss....................................                16,517             (31,366)
                                                                                        ----------          ----------
   Increase (decrease) in net assets from operations........................                47,271               6,718
                                                                                        ----------          ----------
Distributions to shareholders
   Net investment income....................................................               (28,071)            (54,310)
   Net realized gain........................................................                    --              (2,999)
                                                                                        ----------          ----------
   Decrease in net assets from distributions................................               (28,071)            (57,309)
                                                                                        ----------          ----------
Capital share transactions*
   Shares sold..............................................................               128,235             258,095
   Distributions reinvested.................................................                19,419              40,053
   Shares redeemed..........................................................              (110,169)           (315,306)
                                                                                        ----------          ----------
   Increase (decrease) in net assets from capital share transactions........                37,485             (17,158)
                                                                                        ----------          ----------
Increase (decrease) in net assets...........................................                56,685             (67,749)
NET ASSETS
Beginning of period.........................................................               873,546             941,295
                                                                                        ----------          ----------
End of period...............................................................            $  930,231          $  873,546
                                                                                        ==========          ==========
-------------------------------------------------------------------------------------------------------------------------
 *Share information
   Shares sold..............................................................                10,903              22,361
   Distributions reinvested.................................................                 1,650               3,474
   Shares redeemed..........................................................                (9,382)            (27,429)
                                                                                        ----------          ----------
   Increase (decrease) in shares outstanding................................                 3,171              (1,594)
                                                                                        ==========          ==========
-------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Notes To Financial Statements
--------------------------------------------------------------------------------
T. Rowe Price Tax-Free High Yield Fund/August 31, 1995  (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free High Yield Fund (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.

A) Valuation - Debt securities are generally traded in the over-the-counter market. Investments in securities with remaining maturities of one year or more are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on money market yields. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

B) Premiums and Discounts - Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

C) Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on an identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts, are recorded as unrealized gain or loss until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and enhance performance. The investment objective, policies, program, risk factors, and following practices of the fund are described more fully in the fund's Prospectus and Statement of Additional Information.

A) Noninvestment-Grade Debt Securities - At August 31, 1995, the fund held investments in noninvestment-grade debt securities, commonly referred to as "high yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

B) Futures Contracts - At August 31, 1995, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

C) Other - Purchases and sales of portfolio securities, other than short-term securities, aggregated $199,280,000 and $166,519,000, respectively, for the six months ended August 31, 1995.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund has unused realized capital loss carryforwards for federal income tax purposes of $11,104,000 which expire in 2003. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     At August 31, 1995, the aggregate cost of investments for federal income tax and financial reporting purposes was $888,979,000 and net unrealized gain aggregated $43,861,000, of which $47,986,000 related to appreciated investments and $4,125,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the Manager) provides for an annual investment management fee, of which $493,000 was payable at August 31, 1995. The fee is computed daily and paid monthly, and of an Individual Fund Fee equal to 0.30% of average daily net assets and a Group Fee. The Group Fee is based on the combined assets of certain mutual funds sponsored by the Manager or Rowe-Price Fleming International, Inc. (the Group). The Group Fee rate ranges from 0.48% for the first $1 billion of assets to 0.31% for assets in excess of $34 billion. At August 31, 1995, and for the six months then ended, the effective annual Group Fee rate was 0.34%. The fund pays a pro rata share of the Group Fee based on the ratio of its net assets to those of the Group.

     In addition, the fund has entered into agreements with the Manager and a wholly owned subsidiary of the Manager, pursuant to which the fund receives certain other services. The Manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $293,000 for the six months ended August 31, 1995, of which $58,000 was payable at period-end.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
T. Rowe Price Tax-Free High Yield Fund (Unaudited)

                                                                 For a share outstanding throughout each period
                                               ----------------------------------------------------------------------------------
                                                                                           Year Ended
                                                 Six Months       ---------------------------------------------------------------
                                                    Ended         Feb. 28,     Feb. 28,     Feb. 28,     Feb. 29,      Feb. 28,
                                               August 31, 1995      1995         1994         1993         1992          1991
                                               ----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD.............................          $11.62          $12.26       $12.33       $11.65       $11.40       $11.39
                                                   ------          ------       ------       ------       ------       ------
Investment Activities
   Net investment income.................            0.36            0.73         0.74         0.78         0.81         0.83
   Net realized and unrealized
      gain (loss)........................            0.25           (0.60)        0.16         0.78         0.35         0.04
                                                   ------          ------       ------       ------       ------       ------
   Total from Investment Activities......            0.61            0.13         0.90         1.56         1.16         0.87
                                                   ------          ------       ------       ------       ------       ------
Distributions
   Net investment income.................           (0.36)          (0.73)       (0.74)       (0.78)       (0.81)       (0.83)
   Net realized gain.....................              --           (0.04)       (0.23)       (0.10)       (0.10)       (0.03)
                                                   ------          ------       ------       ------       ------       ------
   Total Distributions...................           (0.36)          (0.77)       (0.97)       (0.88)       (0.91)       (0.86)
                                                   ------          ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD...........          $11.87          $11.62       $12.26       $12.33       $11.65       $11.40
                                                   ======          ======       ======       ======       ======       ======
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Total Return.............................            5.37%           1.26%        7.49%       13.94%       10.56%        7.93%
Ratio of Expenses to Average Net Assets..            0.75%+          0.79%        0.79%        0.81%        0.83%        0.85%
Ratio of Net Investment Income to
  Average Net Assets.....................            6.19%+          6.29%        5.95%        6.58%        7.01%        7.30%
Portfolio Turnover Rate..................            38.9%+          59.6%        59.3%        34.7%        51.0%        51.2%
Net Assets, End of Period (in thousands).         $930,231        $873,546     $941,295     $853,185     $623,877     $505,025
---------------------------------------------------------------------------------------------------------------------------------

+ Annualized.

--------------------------------------------------------------------------------
Shareholder Services
--------------------------------------------------------------------------------

To help shareholders monitor their current investments and make decisions that accurately reflect their financial goals, T. Rowe Price offers a wide variety of information and services--at no extra cost.

Knowledgeable Service Representatives

By Phone--Shareholder service representatives are available from 8:00 a.m. to 10:00 p.m., Monday - Friday, and weekends from 9:00 a.m. to 5:00 p.m ET. Call 1-800-225-5132 to speak directly with a representative who will be able to assist you with your accounts.

In Person--Visit one of our investor center locations to meet with a representative who will be able to assist you with your accounts. While there, you can drop off applications or obtain prospectuses and other literature.

Automated 24-Hour Services

     Tele*Access(R)(1-800-638-2587) provides information such as account balance, date and amount of your last transaction, latest dividend payment, and fund prices and yields. Additionally, you have the ability to request prospectuses, statements, account and tax forms; reorder checks; and initiate purchase, redemption, and exchange orders for identically registered accounts.

     PC*Access(R) provides the same information as Tele*Access, but on a personal computer via dial-up modem.

Account Services

     Checking--Write checks for $500 or more on any money market and most bond fund accounts (except the High Yield Fund and Emerging Markets Bond Fund).

     Automatic Investing--Build your account over time by investing directly from your bank account or paycheck with Automatic Asset Builder. Additionally, Automatic Exchange enables you to set up systematic investments from one fund account into another, such as from a money fund into a stock fund. A low, $50 minimum makes it easy to get started.

     Automatic Withdrawal--If you need money from your fund account on a regular basis, you can establish scheduled, automatic redemptions.

     Dividend and Capital Gains Payment Options--Reinvest all or some of your distributions, or take them in cash. We give you maximum flexibility and convenience.

Investment Information

     Combined Statement--A comprehensive overview of your T. Rowe Price accounts. The summary page gives your earnings by tax category, provides total portfolio value, and lists your investments by type--stock, bond, and money market. Detail pages itemize account transactions by fund.

     Shareholder Reports--Portfolio managers review the performance of the funds in plain language and discuss T. Rowe Price's economic outlook.

     The T. Rowe Price Report--A quarterly newsletter with relevant articles on market trends, personal financial planning, and T. Rowe Price's economic perspective.

     Insights--A library of information that includes reports on mutual fund tax issues, investment strategies, and financial markets.

     Detailed Investment Guides--Our widely acclaimed Asset Mix Worksheet, College Planning Kit, Retirees Financial Guide, Retirement Planning Kit (also available on disk for PC use), and Guide to Risk-Adjusted Performance can help you determine and reach your investment goals.

Discount Brokerage

You can trade stocks, bonds, options, precious metals, and other securities at a substantial savings over regular commission rates. Call a shareholder service representative for more information.

--------------------------------------------------------------------------------
T. Rowe Price No-Load Mutual Funds
--------------------------------------------------------------------------------

STABILITY
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
California Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

CONSERVATIVE INCOME
Short-Term Bond
Short-Term Global Income
Short-Term U.S. Government
Summit Limited-Term Bond
U.S. Treasury Intermediate
Florida Insured Intermediate Tax-Free
Maryland Short-Term Tax-Free Bond
Summit Municipal Intermediate
Tax-Free Insured Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term Tax-Free Bond

INCOME
Global Government Bond
GNMA
New Income
Spectrum Income
Summit GNMA
U.S. Treasury Long-Term
California Tax-Free Bond
Georgia Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Tax-Free Income
Virginia Tax-Free Bond

AGGRESSIVE INCOME
Emerging Markets Bond
High Yield
International Bond
Tax-Free High Yield

CONSERVATIVE GROWTH
Balanced
Capital Appreciation
Dividend Growth
Equity Income
Equity Index
Growth & Income
Spectrum Growth
Value

GROWTH
Blue Chip Growth
European Stock
Growth Stock
International Stock
Japan
Mid-Cap Growth
New Era
Small-Cap Value

AGGRESSIVE GROWTH
Capital Opportunity
Emerging Markets Stock
International Discovery
Latin America
New America Growth
New Asia
New Horizons
OTC
Science & Technology

PERSONAL STRATEGY FUNDS
Personal Strategy Income
Personal Strategy Balanced
Personal Strategy Growth

Call if you want to know about any T. Rowe Price fund. We'll send you a prospectus with more complete information, including management fees and other expenses. Read it carefully before you invest or send money.

T. Rowe Price Investment
Services, Inc., Distributor.

--------------------------------------------------------------------------------
Fellow Shareholders
--------------------------------------------------------------------------------

While stocks have captured most of the headlines so far this year, bonds also delivered strong returns for investors. Bond prices rose and yields fell sharply, although long-term tax-exempt issues trailed their taxable equivalents. Despite the Federal Reserve's ease in July, municipal and taxable bonds gave back some of their gains after revised economic data indicated the economy was not slowing to the extent originally believed.

MARKET ENVIRONMENT

Municipals turned in their strongest performance this year in January and February, when the yield on 30-year AAA general obligation bonds fell to 5.95% from 6.65%. However, during the six months covered in this report, that yield declined by only another 10 basis points to 5.85% compared with an 80-basis-point drop in 30-year Treasury bonds.

     The tax-exempt market's lagging performance relative to Treasuries can be attributed largely to investor concerns about tax reform proposals in Washington (see sidebar on page 4). One effect of this key issue was the divergence between intermediate- and long-term tax-exempt bonds. During the six

--------------------------------------------------------------------------------
Municipal Bond and Note Yield
--------------------------------------------------------------------------------

[CHART APPEARS HERE]




months ended August 31, bonds maturing in 5 to 10 years provided higher total returns than long-term bonds. The municipal yield curve steepened significantly (short-term yields fell and long-term yields were steady), because investors demonstrated their reluctance to assume the additional risk of buying bonds with long maturities until tax uncertainties are cleared up.

TAX-EXEMPT MONEY FUND

Short-term municipal yields changed little during the quarter ended August 31, despite the usual gyrations due to technical factors (large cash flows from July 1 coupon and maturity payments, and high seasonal note issuance). The money market yield curve is currently rather flat, as the difference between the daily and one-year security yields averaged a meager one-quarter percentage point during the quarter. By comparison, the gap averaged nearly three-quarters of a percentage point during the past 12 months.

     Your fund began the quarter with a weighted average maturity 10 days longer than its peer group average, a posture we believed was appropriate in view of slower economic growth and the possibility of Fed easing. Early in the quarter, we allowed maturities to shorten to take advantage of seasonal issuance, which usually puts upward pressure on yields. Our maturity posture at quarter-end was once again in neutral territory. We expect to remain neutral to slightly aggressive going forward because we believe the Fed will maintain a stable monetary policy near term, new short-term issuance will be lower, and money fund assets will continue to grow about 10% this year.

     Your fund's performance, as shown on the next page, was slightly ahead of its peer group during the past three- and six-month periods ended August 31.

--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

                                                           Periods Ended 8/31/95
                                                           ---------------------
                                                           3 Months     6 Months
                                                           --------     --------
Tax-Exempt Money Fund                                       0.82%        1.73%
IBC/Donoghue Money Fund
   Report Average*                                          0.80         1.70
--------------------------------------------------------------------------------
*Stockbroker and General Purpose Funds

TAX-FREE SHORT-INTERMEDIATE FUND

We began the six-month period ended August 31 with a neutral weighted average maturity, a focus on one- to five-year maturities, and increasing exposure to states with favorable supply and demand factors. Further along in the period, evidence of economic slowing prompted us to extend maturities to capture higher yields as rates fell. However, recent data showing strength in home and automobile sales triggered a more cautious posture once again. We ended the fund's most recent fiscal quarter with a weighted average maturity just under three years, down from 3.42 years on May 31 and 3.15 years at the end of February.

     Our focus on one- to five-year maturities contributed significantly to performance. Investor demand for these securities, triggered by tax reform concerns, pushed prices higher and yields lower relative to long-term bonds. Until there is a clear indication of what type of changes will be made in the tax code, investors are still likely to position themselves cautiously in shorter-term bonds.

     Our strategy allowed the fund to outperform its peer group average during both the quarter and the six months ended August 31.

--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

                                                           Periods Ended 8/31/95
                                                           ---------------------
                                                           3 Months     6 Months
                                                           --------     --------
Tax-Free Short-Intermediate
   Fund                                                     1.50%         3.80%
Lipper Short Municipal
   Debt Fund Average                                        1.46          3.63
--------------------------------------------------------------------------------

TAX-FREE INSURED INTERMEDIATE BOND FUND

Our strategy here was similar to that of the Tax-Free Short-Intermediate Fund. We began the six-month period with a neutral duration, a focus on 5- to 10-year maturities, and increasing exposure to states with favorable supply and demand factors. As the economy slowed, we lengthened maturities and then shortened them again in the second fiscal quarter when economic data suggested renewed strength. Investors flocked to bonds with maturities shorter than seven years because of uncertainty surrounding tax-reform discussions. As a result, your fund's allocation to securities with two- to seven-year maturities helped performance.

     We have also increased our allocation to bonds issued by high-tax states, such as New York and Maryland. The added tax advantages for local residents should create stronger demand for these issues, propelling prices higher. We anticipate that 1995 will see the lowest issuance of municipal bonds since 1990, helping bonds from these areas outperform bonds issued by states with lower tax rates.

     This strategy resulted in a stronger performance than our peer group average during the second quarter and the first half of your fund's fiscal year.

--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

                                                           Periods Ended 8/31/95
                                                           ---------------------
                                                           3 Months     6 Months
                                                           --------     --------
Tax-Free Insured
   Intermediate Bond Fund                                    1.71%        5.59%
Lipper Intermediate Municipal
   Debt Fund Average                                         1.55         5.05
--------------------------------------------------------------------------------

TAX-FREE INCOME FUND

Two opposing forces dominated the long end of the municipal market during the past six months. On one hand, the slowing economy provided an environment for declining yields and rising bond prices. On the other hand, concerns about tax reform suggested that long-term municipal bond yields might not fall as much as their taxable counterparts.

     Uncertainty surrounding the tax reform issue kept us from becoming overly aggressive on the direction of tax-exempt yields. Throughout most of the first two fiscal quarters, we maintained the fund's weighted average maturity at about 18 years, and the fund's duration, which measures sensitivity to changes in interest rates, near 7.75 years.

     We were more certain in our outlook on credit quality spreads. Believing that medium-quality, higher-yielding bonds were undervalued, we took the opportunity to add securities in this sector to the portfolio. Subsequently, these bonds rose in price and their yields moved closer to those of higher-quality bonds, aiding fund performance through both price appreciation and the higher income we had captured.

     By the end of June, the municipal bond market appeared to have overreacted to talk of tax reform. Yields on long-term municipals approached 90% of the 30-year Treasury bond yield, and we were able to buy long-term bonds with attractive yields. Your fund's performance lagged modestly during the quarter but performed in line with the average for similar funds during the first six months of the fiscal year.

--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

                                                           Periods Ended 8/31/95
                                                           ---------------------
                                                           3 Months     6 Months
                                                           --------     --------
Tax-Free Income Fund                                         0.45%        4.62%
Lipper General Municipal Debt Fund Average                   0.57         4.62
--------------------------------------------------------------------------------

TAX-FREE HIGH YIELD FUND

Your fund started the calendar year with a somewhat defensive maturity posture, which served shareholders well throughout last year's difficult environment. Going into the fiscal year last March, however, we began to make two adjustments that worked out well through the quarter ended August 31. First, we shifted toward a neutral to slightly aggressive position versus the competition. This entailed keeping the fund's duration in a range of 7.3 to 7.6 years, reducing cash levels to about 3%, and extending the weighted average maturity to just beyond 20 years.

     The second change was an increased weighting in below-investment-grade holdings to 30% from 24% of net assets. Yield spreads between high- and lower-quality bonds had increased significantly in 1994, which provided an opportunity to bolster the fund's yield. We recently cut back our purchases in this sector as yield spreads have narrowed once again. This shift in emphasis lowered your fund's average credit quality only slightly, since a portion of these purchases were funded by the sale of BBB-rated bonds.

     These adjustments helped the fund outperform its peer group average over the past three- and six-month periods. Going forward, however, we expect to adopt a more cautious posture since bonds could well have registered most of the gains we anticipate for 1995.

--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

                                                           Periods Ended 8/31/95
                                                           ---------------------
                                                           3 Months     6 Months
                                                           --------     --------
Tax-Free High Yield Fund                                    1.22%        5.37%
Lipper High Yield Municipal Debt Fund Average               1.05         4.89
--------------------------------------------------------------------------------

OUTLOOK

For the past three months, the 30-year Treasury bond yield has hovered in a range between 6.5% and 7%. While recent economic growth has slowed significantly from last year's rapid pace, it may not have slowed to the extent the Federal Reserve believed when it loosened monetary policy in July. Second quarter GDP, initially reported to have increased by a paltry 0.5% annualized rate, was subsequently revised to 1.1%. Growth in the third and fourth quarters should be closer to the long-term trend of 2.5%.

--------------------------------------------------------------------------------
Municipal Bonds Hindered by Tax Reform Proposals
--------------------------------------------------------------------------------

In recent months, proposals for tax reform in Washington have trimmed returns on municipal bonds. Most of these proposals are still in rudimentary form, but they center on the possibility of a flat tax with a low income tax rate and the elimination of taxes on the income from taxable securities. As a result, investors demanded higher yields on long-term tax-exempt issues relative to Treasuries to compensate for the risk that new legislation might reduce the tax advantages of municipals. Tax-exempt securities with short maturities have performed better, because they are less vulnerable to any changes in the tax laws.

     Tax reform discussions could continue to affect the municipal market adversely, but we believe the likelihood of a genuine flat tax is slim. In our experience, the market often overreacts to proposed changes in the tax code, creating periods of market weakness we view as buying opportunities. Accordingly, we have taken advantage of the demand for short-term tax-exempt bonds and have purchased long-term bonds when their yields have approached those of long-term Treasury bonds.
--------------------------------------------------------------------------------


     Until the economy shows clearer signs of veering from moderate to either slower or more rapid growth, long bond yields are likely to remain close to current levels. Despite the emerging picture of a rebound in growth, the combination of benign inflation and the growing sense of fiscal responsibility in Washington may reassure the bond market.

     The municipal market is also likely to trade in its range of the past six months, with long-term rates fluctuating between 5.5% and 6.0%. Unless tax reform proposals disappear altogether, we do not expect municipal bonds to outperform Treasuries, and investors may continue to prefer tax-exempt bonds with short maturities. Overall, we anticipate that economic developments will have a greater impact than tax reform proposals on the municipal market.

                        Respectfully submitted,

                        /s/ William T. Reynolds

                        William T. Reynolds
                        Director
                        Fixed Income Division

September 20, 1995

--------------------------------------------------------------------------------
Financial Summary
--------------------------------------------------------------------------------

                                                                                                                         SEC
                                                Net Asset Value       Dividend Per Share          Dividend Yield*      30-Day
                                                   Per Share            3 Months Ended            3 Months Ended        Yield
                                              5/31/95     8/31/95     5/31/95     8/31/95      5/31/95      8/31/95    8/31/95
                                              -------------------     -------------------      --------------------    -------
Tax-Exempt Money                              $ 1.00      $ 1.00      $ 0.009     $ 0.008       3.56%        3.26%         --
------------------------------------------------------------------------------------------------------------------------------
Tax-Free Short-Intermediate                     5.31        5.33         0.06        0.06       4.44         4.43        3.92%
------------------------------------------------------------------------------------------------------------------------------
Tax-Free Insured Intermediate Bond             10.62       10.68         0.12        0.12       4.66         4.54        4.33
------------------------------------------------------------------------------------------------------------------------------
Tax-Free Income                                 9.50        9.41         0.13        0.13       5.60         5.58        5.35
------------------------------------------------------------------------------------------------------------------------------
Tax-Free High Yield                            11.91       11.87         0.18        0.18       6.25         6.17        5.88
------------------------------------------------------------------------------------------------------------------------------

* Dividends earned and reinvested for the periods indicated are annualized and divided by the average daily net asset values per share for the same period. Money Fund reports seven-day compound yield.


--------------------------------------------------------------------------------
Quality Diversification
--------------------------------------------------------------------------------

                                                             Quality Ratings*                 Weighted Average Quality*
                                                -----------------------------------------     -------------------------
                                                 1         2        3        4       5-10       5/31/95     8/31/95
Tax-Exempt Money                                14%       86%      --       --        --          1.9         1.9
-----------------------------------------------------------------------------------------------------------------------
Tax-Free Short-Intermediate                     42        36       18%       4%       --          1.8         1.8
-----------------------------------------------------------------------------------------------------------------------
Tax-Free Insured Intermediate Bond              30        60       10       --        --          1.9         1.8
-----------------------------------------------------------------------------------------------------------------------
Tax-Free Income                                 11        51       25       10         3%         2.4         2.4
-----------------------------------------------------------------------------------------------------------------------
Tax-Free High Yield                              4        17       18       32        29          3.6         3.7
-----------------------------------------------------------------------------------------------------------------------

* On a T. Rowe Price scale of 1 to 10, with Grade 1 representing highest quality.

--------------------------------------------------------------------------------
Duration and Maturity
--------------------------------------------------------------------------------

                                             Weighted Average                Weighted Average
                                         Effective Duration (years)          Maturity (years)
                                         --------------------------       ---------------------
                                            5/31/95      8/31/95          5/31/95       8/31/95
Tax-Exempt Money                               --           --               49*           55*
-----------------------------------------------------------------------------------------------
Tax-Free Short-Intermediate                   2.7          2.5              3.4           3.0
-----------------------------------------------------------------------------------------------
Tax-Free Insured Intermediate Bond            5.6          5.4              7.6           7.2
-----------------------------------------------------------------------------------------------
Tax-Free Income                               7.6          7.8             18.0          18.1
-----------------------------------------------------------------------------------------------
Tax-Free High Yield                           7.2          7.3             20.1          20.1
-----------------------------------------------------------------------------------------------

* Maturity is in days.


--------------------------------------------------------------------------------
Average Annual Compound Total Return - Calendar Year
--------------------------------------------------------------------------------

                                                                 Periods Ended 6/30/95
                                             -----------------------------------------------------------
                                             1 Year       5 Years      10 Years        Since Inception
Tax-Exempt Money                              3.14%        3.06%        4.01%        4.70%        (4/81)
--------------------------------------------------------------------------------------------------------
Tax-Free Short-Intermediate                   5.85         5.76         5.77         6.09        (12/83)
--------------------------------------------------------------------------------------------------------
Tax-Free Insured Intermediate Bond            7.72          --           --          7.27        (11/92)
--------------------------------------------------------------------------------------------------------
Tax-Free Income                               8.66         8.18         8.16         7.20        (10/76)
--------------------------------------------------------------------------------------------------------
Tax-Free High Yield                           8.04         8.40         9.50         9.77         (3/85)
--------------------------------------------------------------------------------------------------------

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

--------------------------------------------------------------------------------
Shareholder Services
--------------------------------------------------------------------------------

To help shareholders monitor their current investments and make decisions that accurately reflect their financial goals, T. Rowe Price offers a wide variety of information and services--at no extra cost.

Knowledgeable Service Representatives

By Phone--Shareholder service representatives are available from 8:00 a.m. to 10:00 p.m., Monday - Friday, and weekends from 9:00 a.m. to 5:00 p.m ET. Call 1-800-225-5132 to speak directly with a representative who will be able to assist you with your accounts.

In Person--Visit one of our investor center locations to meet with a representative who will be able to assist you with your accounts. While there, you can drop off applications or obtain prospectuses and other literature.

Automated 24-Hour Services

     Tele*Access(R)(1-800-638-2587) provides information such as account balance, date and amount of your last transaction, latest dividend payment, and fund prices and yields. Additionally, you have the ability to request prospectuses, statements, account and tax forms; reorder checks; and initiate purchase, redemption, and exchange orders for identically registered accounts.

     PC*Access(R) provides the same information as Tele*Access, but on a personal computer via dial-up modem.

Account Services

     Checking--Write checks for $500 or more on any money market and most bond fund accounts (except the High Yield Fund and Emerging Markets Bond Fund).

     Automatic Investing--Build your account over time by investing directly from your bank account or paycheck with Automatic Asset Builder. Additionally, Automatic Exchange enables you to set up systematic investments from one fund account into another, such as from a money fund into a Stock fund. A low, $50 minimum makes it easy to get started.

     Automatic Withdrawal--If you need money from your fund account on a regular basis, you can establish scheduled automatic redemptions.

     Dividend and Capital Gains Payment Options--Reinvest all or some of your distributions, or take them in cash. We give you maximum flexibility and convenience.

Investment Information

     Combined Statement--A comprehensive overview of your T. Rowe Price accounts. The summary page gives your earnings by tax category, provides total portfolio value, and lists your investments by type--stock, bond, and money market. Detail pages itemize account transactions by fund.

     Shareholder Reports--Portfolio managers review the performance of the funds in plain language and discuss T. Rowe Price's economic outlook.

     The T. Rowe Price Report--A quarterly newsletter with relevant articles on market trends, personal financial planning, and T. Rowe Price's economic perspective.

     Insights--A library of information that includes reports on mutual fund tax issues, investment strategies, and financial markets.

     Detailed Investment Guides--Our widely acclaimed Asset Mix Worksheet, College Planning Kit, Retirees Financial Guide, Retirement Planning Kit (also available on disk for PC use), and Guide to Risk-Adjusted Performance can help you determine and reach your investment goals.

Discount Brokerage

You can trade stocks, bonds, options, precious metals, and other securities at a substantial savings over regular commission rates. Call a shareholder service representative for more information.

--------------------------------------------

--------------------------------------------


FOR YIELD, PRICE, LAST TRANSACTION,
AND CURRENT BALANCE, 24 HOURS,
7 DAYS A WEEK, CALL:
1-800-638-2587 toll free
625-7676 Baltimore area

FOR ASSISTANCE WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132 toll free
625-6500 Baltimore area

T. ROWE PRICE
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price Tax-Free Funds.







Invest With Confidence/(R)/ [LOGO APPEARS HERE]
T. Rowe Price


TFF


------------------------------------
                   SEMIANNUAL REPORT
------------------------------------


           T. Rowe Price
           -------------

           TAX-FREE FUNDS

           AUGUST 31, 1995




         [LOGO APPEARS HERE]